Supplemental guarantor financial information (Condensed consolidated statement of comprehensive income - AGAT/AICDC Notes) (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Condensed Statement of Income Captions [Line Items]
Net income	$ 334,394		$ 254,347		$ 581,291	$ 520,066
Other comprehensive income:
Net change in fair value of derivatives, net of tax	(58,430)		6,590		(94,076)	28,311
Total other comprehensive (loss) income	(58,430)		6,590		(94,076)	28,311
Comprehensive income	275,964	$ 211,251	260,937	$ 287,440	487,215	548,377
Comprehensive income attributable to non-controlling interest	(2,934)		(107)		(15,645)	(427)
Total comprehensive income attributable to AerCap Holdings N.V.	273,030		260,830		471,570	547,950
AGAT/AICDC Notes
Condensed Statement of Income Captions [Line Items]
Net income	334,000		254,000		581,000	520,000
Other comprehensive income:
Net change in fair value of derivatives, net of tax	(58,000)		7,000		(94,000)	28,000
Total other comprehensive (loss) income	(58,000)		7,000		(94,000)	28,000
Comprehensive income	276,000		261,000		487,000	548,000
Comprehensive income attributable to non-controlling interest	(3,000)		0		(15,000)	0
Total comprehensive income attributable to AerCap Holdings N.V.	273,000		261,000		472,000	548,000
Eliminations | AGAT/AICDC Notes
Condensed Statement of Income Captions [Line Items]
Net income	(761,000)		(562,000)		(1,236,000)	(1,154,000)
Other comprehensive income:
Net change in fair value of derivatives, net of tax	0		0		0	0
Total other comprehensive (loss) income	0		0		0	0
Comprehensive income	(761,000)		(562,000)		(1,236,000)	(1,154,000)
Comprehensive income attributable to non-controlling interest	0		0		0	0
Total comprehensive income attributable to AerCap Holdings N.V.	(761,000)		(562,000)		(1,236,000)	(1,154,000)
AerCap Holdings N.V. | Reportable Legal Entities | AGAT/AICDC Notes
Condensed Statement of Income Captions [Line Items]
Net income	331,000		254,000		566,000	520,000
Other comprehensive income:
Net change in fair value of derivatives, net of tax	0		0		0	0
Total other comprehensive (loss) income	0		0		0	0
Comprehensive income	331,000		254,000		566,000	520,000
Comprehensive income attributable to non-controlling interest	0		0		0	0
Total comprehensive income attributable to AerCap Holdings N.V.	331,000		254,000		566,000	520,000
Guarantors | Reportable Legal Entities | AGAT/AICDC Notes
Condensed Statement of Income Captions [Line Items]
Net income	355,000		250,000		600,000	566,000
Other comprehensive income:
Net change in fair value of derivatives, net of tax	(55,000)		6,000		(89,000)	25,000
Total other comprehensive (loss) income	(55,000)		6,000		(89,000)	25,000
Comprehensive income	300,000		256,000		511,000	591,000
Comprehensive income attributable to non-controlling interest	(3,000)		0		(14,000)	0
Total comprehensive income attributable to AerCap Holdings N.V.	297,000		256,000		497,000	591,000
Non- Guarantors | Reportable Legal Entities | AGAT/AICDC Notes
Condensed Statement of Income Captions [Line Items]
Net income	(85,000)		(87,000)		(150,000)	(257,000)
Other comprehensive income:
Net change in fair value of derivatives, net of tax	(3,000)		1,000		(5,000)	3,000
Total other comprehensive (loss) income	(3,000)		1,000		(5,000)	3,000
Comprehensive income	(88,000)		(86,000)		(155,000)	(254,000)
Comprehensive income attributable to non-controlling interest	0		0		(1,000)	0
Total comprehensive income attributable to AerCap Holdings N.V.	(88,000)		(86,000)		(156,000)	(254,000)
AerCap Global Aviation Trust | Reportable Legal Entities | AGAT/AICDC Notes
Condensed Statement of Income Captions [Line Items]
Net income	265,000		218,000		439,000	456,000
Other comprehensive income:
Net change in fair value of derivatives, net of tax	0		0		0	0
Total other comprehensive (loss) income	0		0		0	0
Comprehensive income	265,000		218,000		439,000	456,000
Comprehensive income attributable to non-controlling interest	0		0		0	0
Total comprehensive income attributable to AerCap Holdings N.V.	265,000		218,000		439,000	456,000
AerCap Ireland Capital Designated Activity Company | Reportable Legal Entities | AGAT/AICDC Notes
Condensed Statement of Income Captions [Line Items]
Net income	229,000		181,000		362,000	389,000
Other comprehensive income:
Net change in fair value of derivatives, net of tax	0		0		0	0
Total other comprehensive (loss) income	0		0		0	0
Comprehensive income	229,000		181,000		362,000	389,000
Comprehensive income attributable to non-controlling interest	0		0		0	0
Total comprehensive income attributable to AerCap Holdings N.V.	$ 229,000		$ 181,000		$ 362,000	$ 389,000